income taxes (Tables)	12 Months Ended
Dec. 31, 2017
income taxes
Expense composition

Years ended December 31 (millions)	2017	2016
Current income tax expense
For the current reporting period	$205	$506
Adjustments recognized in the current period for income taxes of prior periods	(82)	(38)

	123	468

Deferred income tax expense (recovery)
Arising from the origination and reversal of temporary differences	324	(64)
Revaluation of deferred income tax liability to reflect future statutory income tax rates	28	(4)
Adjustments recognized in the current period for income taxes of prior periods	78	26

	430	(42)

	$553	$426

Rate reconciliations

Years ended December 31 ($ in millions)	2017		2016
Income taxes calculated at applicable statutory rates	$541	26.6%	$444	26.7%
Revaluation of deferred income tax liability to reflect future income tax rates	28	1.3	(4)	(0.2)
Adjustments recognized in the current period for income taxes of prior periods	(4)	(0.2)	(12)	(0.8)
Other	(12)	(0.5)	(2)	(0.1)

Income tax expense per Consolidated statements of income and other comprehensive income	$553	27.2%	$426	25.6%

Temporary differences

(millions)	Property, plant and equipment and intangible assets subject to amortization	Intangible assets with indefinite lives	Partnership income unallocated for income tax purposes	Net pension and share- based compensation amounts	Reserves not currently deductible	Losses available to be carried forward 1	Other	Net deferred income tax liability
As at January 1, 2016	$785	$1,380	$195	$(45)	$(160)	$(3)	$3	$2,155
Deferred income tax expense recognized in Net income	85	77	(200)	(7)	12	(3)	(6)	(42)
Other comprehensive income	—	—	—	4	—	—	(10)	(6)
Deferred income taxes charged directly to owners’ equity and other	—	—	—	—	—	—	(5)	(5)

As at December 31, 2016 2	870	1,457	(5)	(48)	(148)	(6)	(18)	2,102
Deferred income tax expense recognized in Net income	348	84	5	(11)	8	(1)	(3)	430
Other comprehensive income	—	—	—	(61)	—	—	4	(57)
Deferred income taxes charged directly to owners’ equity and other	3	20	—	—	—	—	(3)	20

As at December 31, 2017 3	$1,221	$1,561	$—	$(120)	$(140)	$(7)	$(20)	$2,495

(1)	We expect to be able to utilize our non-capital losses prior to expiry.

(2)	Deferred tax liability of $2,107, net of deferred tax asset of $5 (included in Other long-term assets).

(3)	Deferred tax liability of $2,500, net of deferred tax asset of $5 (included in Other long-term assets).